Cover	Jun. 30, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by OS Therapies Incorporated (the “Company”) with the Securities and Exchange Commission (the “SEC”) on July 2, 2026 (the “Original Form 8-K”). This Amendment is being filed solely to include as Exhibit 10.3 the side letter, dated June 30, 2026, between the Company and Leonite Fund I, LP, which was entered into in connection with the private placement transaction described in the Original Form 8-K and was inadvertently omitted from the exhibits filed with the Original Form 8-K. Except as described above, this Amendment does not amend, update or otherwise modify the disclosures contained in the Original Form 8-K, and this Amendment should be read in conjunction with the Original Form 8-K.
Document Period End Date	Jun. 30, 2026
Entity File Number	001-42195
Entity Registrant Name	OS THERAPIES INCORPORATED
Entity Central Index Key	0001795091
Entity Tax Identification Number	82-5118368
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	115 Pullman Crossing Road
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Grasonville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21638
City Area Code	410
Local Phone Number	297-7793
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OSTX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false